Information about Geographic Areas	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Information about Geographic Areas

(11) Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $6,868 and $6,442 for the three months ended March 31, 2016 and 2015, respectively. Net carrying value of long lived assets located in foreign countries totaled $5,719 and $5,613 as of March 31, 2016 and December 31, 2015, respectively. All other revenues from external customers and long lived assets relate to domestic operations.

(19) Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $32,705, $33,124 and $34,013 for the years ended December 31, 2015, 2014 and 2013, respectively. Net carrying value of long lived assets located in foreign countries totaled $5,613 and $7,324 as of December 31, 2015 and 2014, respectively. All other revenues from external customers and long lived assets relate to domestic operations.